CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2022
CASH EQUIVALENTS
CASH EQUIVALENTS

NOTE E- CASH EQUIVALENTS

Cash equivalents of $1,376,410 and $1,916,033 as of March 31, 2022 and 2021, respectively, include money market accounts with interest rates ranging from 0.05% to 0.85% per annum.